Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - CAD ($)								12 Months Ended
	Dec. 09, 2019	Jun. 07, 2019	Dec. 11, 2018	Dec. 06, 2018	Jun. 12, 2018	Jun. 11, 2018	Jun. 10, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of cash flow supplemental [line items]
Exploration and evaluation asset expenditures								$ 2,653,508
Interest expense related to convertible debentures									$ 708,960
Issue of shares on convertible debenture interest payment (shares)	1,188,872	1,041,304	693,994			745,378	745,378
Issue of shares on convertible debenture interest payment	$ 1,854,639	$ 2,020,130	$ 1,894,603	$ 1,894,603	$ 2,154,142	$ 2,154,142		3,874,769	4,048,745
Share-based payments								10,867,167	13,736,299
Exercise of options								3,938,666	5,074,334
Non cash right of use lease assets								2,826,512
Non cash lease liabilities								3,222,380
Included in exploration and evaluation assets [member]
Schedule of cash flow supplemental [line items]
Share-based payments								$ 1,326,078	$ 3,119,563
IsoEnergy Ltd. [member] | Geiger Property [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)								68,774	3,330,000	1,000,000
Issue of shares for exploration and evaluation assets									$ 1,282,050
IsoEnergy Ltd. [member] | Laroque East uranium exploration property [member]
Schedule of cash flow supplemental [line items]
Issue of shares for exploration and evaluation assets (shares)									1,000,000
Issue of shares for exploration and evaluation assets									$ 350,000
Reserves [member]
Schedule of cash flow supplemental [line items]
Exercise of options								$ (2,263,094)	(3,276,872)
Included in accounts payable and accrued liabilities [member]
Schedule of cash flow supplemental [line items]
Exploration and evaluation asset expenditures									2,763,713
Equipment expenditures								3,385	$ 114,376
Interest expense related to convertible debentures								$ 681,870